FUTURE SHARE ISSUANCE - Cogent Asset Acquisition (Details) - Cogent Asset acquisition			12 Months Ended
	Nov. 24, 2024 CAD ($) $ / shares shares	Nov. 24, 2024 USD ($) shares	Sep. 30, 2025 CAD ($) item $ / shares shares	Sep. 30, 2025 USD ($) item shares	Nov. 25, 2027 shares	May 25, 2027 shares	Nov. 25, 2026 shares	May 25, 2026 shares	Nov. 25, 2025 shares	May 25, 2025 shares
FUTURE SHARE ISSUANCE
Cash consideration	$ 1,394,340	$ 1,000,000	$ 1,394,340	$ 1,000,000
Number of common shares issued at closing	145,250	145,250	145,250	145,250						387,333
Share price on asset acquisition | $ / shares	$ 9.6		$ 9.6
Number of common shares issuable	2,324,000	2,324,000	2,324,000	2,324,000
Threshold percentage for issuance of shares			5.00%	5.00%
Solana quantity as on closing date | item			690,895	690,895
Forecast
FUTURE SHARE ISSUANCE
Number of common shares issued at closing					387,334	387,334	387,333	387,333	387,333